Consolidated Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 25.8%
Communication Services 0.3%
Sirius XM Radio LLC, 144A, 3.125%, 9/1/2026	1,080,000	1,065,097
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,673,732
		2,738,829
Consumer Discretionary 4.4%
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,633,000
BorgWarner, Inc., 4.95%, 8/15/2029	1,680,000	1,715,276
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,559,540
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,464,669
5.85%, 5/17/2027	3,500,000	3,543,268
6.798%, 11/7/2028	1,270,000	1,325,949
General Motors Financial Co., Inc., 4.9%, 10/6/2029	2,174,000	2,199,132
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,061,683
144A, 5.95%, 9/21/2026	4,000,000	4,063,272
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	538,093
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,530,319
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,998,059
5.45%, 9/15/2026 (a)	560,000	566,924
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	749,592
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,461,718
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,460,224
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,070,305
		36,941,023
Consumer Staples 0.2%
Campbell's Co., 5.2%, 3/19/2027	1,060,000	1,076,374
Coty, Inc., 144A, 5.0%, 4/15/2026 (a)	462,000	460,605
		1,536,979
Energy 2.2%
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	780,369
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,693,972
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	1,000,000	1,004,279
4.85%, 12/1/2029	2,500,000	2,489,464
Occidental Petroleum Corp., 5.2%, 8/1/2029 (a)	3,500,000	3,551,443
ONEOK, Inc., 5.0%, 3/1/2026	3,000,000	3,001,652
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,373,000	1,384,754
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	4,000,000	4,158,346
		18,064,279

Financials 9.8%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,073,043
4.625%, 9/10/2029	1,121,000	1,130,822
Aircastle Ltd., 144A, 6.5%, 7/18/2028	1,700,000	1,786,427
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,129,183
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,515,854
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,785,126
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,155,221
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,073,342
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,028,300
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,184,120
Blackstone Private Credit Fund, 7.3%, 11/27/2028	1,500,000	1,602,259
Capital One Financial Corp., 7.149%, 10/29/2027	1,940,000	1,998,085
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,515,807
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,285,086
HPS Corporate Lending Fund, 5.45%, 1/14/2028 (a)	1,429,000	1,441,994
HSBC Holdings PLC, 7.336%, 11/3/2026	3,000,000	3,007,116
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	893,238
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,455,930
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,144,789
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,977,955
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,156,316
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,982,252
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 5.1% (b), 9/23/2027	6,000,000	6,017,569
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,303,766
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,135,566
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	617,403
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,185,512
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,040,141
Standard Chartered PLC, 144A, 6.17%, 1/9/2027	2,120,000	2,129,454
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	988,542
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,055,854
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,058,024
		81,854,096
Health Care 1.3%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,494,653
Bristol-Myers Squibb Co., 4.9%, 2/22/2027	1,200,000	1,215,633
HCA, Inc., 4.5%, 2/15/2027	2,000,000	2,003,663
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,254,511
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,146,079
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027 (a)	730,000	728,980
		10,843,519
Industrials 1.8%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,288,380
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,203,989
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	43,276	43,224
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,048,124
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	3,141,782
144A, 1.7%, 6/15/2026	3,000,000	2,944,455
144A, 4.4%, 7/1/2027	1,960,000	1,964,961
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,348,979
		14,983,894

Information Technology 2.7%
Broadcom, Inc.:
4.15%, 2/15/2028	976,000	978,545
5.05%, 7/12/2027	1,320,000	1,342,799
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	4,186,785
6.65%, 8/2/2026	2,220,000	2,252,995
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,412,441
Global Payments, Inc., 4.95%, 8/15/2027	920,000	930,999
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	1,377,000	1,382,230
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,418,454
Microchip Technology, Inc., 5.05%, 3/15/2029	1,330,000	1,358,973
NXP BV, 4.4%, 6/1/2027	1,370,000	1,374,284
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,417,327
		23,055,832
Materials 1.6%
Albemarle Corp., 4.65%, 6/1/2027 (a)	2,220,000	2,222,282
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,248,967
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,914,051
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,962,000
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,555,960
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,966,855
		13,870,115
Real Estate 0.6%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,188,000	1,205,066
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,580,494
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	237,579
VICI Properties LP, (REIT), 4.75%, 4/1/2028	1,000,000	1,010,426
		5,033,565
Utilities 0.9%
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,234,513
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,122,090
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,464,122
		7,820,725
Total Corporate Bonds (Cost $213,216,263)		216,742,856

Asset-Backed 12.2%
Automobile Receivables 2.5%
Ally Bank Auto Credit-Linked Notes, “C”, Series 2025-A, 144A, 4.844%, 6/15/2033	1,858,731	1,864,066
Carvana Auto Receivables Trust:
“F”, Series 2021-N1, 144A, 4.55%, 1/10/2028	686,340	682,383
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,361,691
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,044,774
CPS Auto Receivables Trust:
“E”, Series 2021-D, 144A, 4.06%, 12/15/2028	1,000,000	992,523
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	291,534	291,486
Exeter Automobile Receivables Trust:
“E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	1,250,000	1,238,772
“B”, Series 2025-3A, 4.86%, 2/15/2030	375,000	379,650
“C”, Series 2025-3A, 5.09%, 10/15/2031	472,000	477,802
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2025-2, 144A, 4.835%, 9/20/2033	2,907,613	2,914,725

OCCU Auto Receivables Trust, “A2”, Series 2025-1A, 144A, 4.82%, 4/17/2028	1,500,000	1,504,159
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	349,440	349,343
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,350,550
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,302,014
Santander Drive Auto Receivables Trust, “C”, Series 2022-5, 4.74%, 10/16/2028	418,108	418,479
Securitized Term Auto Receivables Trust, “B”, Series 2025-B, 144A, 4.925%, 12/29/2032	3,435,432	3,464,572
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	1,632,513	1,639,509
		21,276,498
Credit Card Receivables 0.6%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	2,006,385
Mission Lane Credit Card Master Trust:
“B”, Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,754,299
“C”, Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,002,558
		4,763,242
Miscellaneous 9.1%
AB BSL CLO 4 Ltd., “A1R”, Series 2023-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.625% (b), 4/20/2038	1,000,000	1,003,200
AGL CLO 42 Ltd., “A1”, Series 2025-42A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.569% (b), 7/22/2038	1,600,000	1,606,395
Allegro CLO XIII Ltd., “A2R”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.968% (b), 7/20/2038	1,285,000	1,286,976
Apidos CLO LIV Ltd., “B”, Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.772% (b), 10/20/2038	1,000,000	1,001,311
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.922% (b), 7/15/2038	1,500,000	1,504,017
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.835% (b), 7/20/2037	750,000	752,205
Ballyrock CLO Ltd., “A1AR”, Series 2020-14A, 144A, 3 mo. USD Term SOFR + 1.38%, 5.705% (b), 7/20/2037	2,000,000	2,004,906
Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 3 mo. USD Term SOFR + 1.662%, 5.987% (b), 1/20/2031	2,000,000	2,002,822
BlueMountain CLO Ltd., “BR”, Series 2015-4A, 144A, 3 mo. USD Term SOFR + 1.912%, 6.237% (b), 4/20/2030	2,000,000	2,001,692
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.937% (b), 10/20/2030	4,000,000	4,001,216
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,125,932
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,497,479	1,739,851
CIFC Funding Ltd., “B”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (b), 10/24/2038	950,000	953,564
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	840,000	849,407
Crossroads Asset Trust, “A2”, Series 2025-A, 144A, 4.91%, 2/20/2032	1,240,000	1,247,737
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,350,000	2,341,583
Domino's Pizza Master Issuer LLC, “A2II”, Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,099,623
Dryden 104 CLO Ltd., “A2R”, Series 2022-104A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.804% (b), 8/20/2034	2,775,000	2,776,154
Dryden 53 CLO Ltd., “AR”, Series 2017-53A, 144A, 3 mo. USD Term SOFR + 1.0%, 5.302% (b), 1/15/2031	1,857,501	1,858,454
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	262,709	271,286
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (b), 7/20/2038	1,009,000	1,013,474
Empower CLO Ltd., “AR”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.918% (b), 4/25/2038	3,000,000	3,016,131

Garnet CLO 3 Ltd., “B”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.454% (b), 10/20/2038 (c)	1,000,000	1,000,000
Golub Capital Partners CLO 41B-R Ltd., “BR2”, Series 2019-41A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (b), 7/20/2038	1,000,000	1,004,573
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	107,733	106,883
Jersey Mike's Funding LLC, “A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	1,700,000	1,735,853
KKR CLO Ltd., “A1R”, Series 2024-45A, 144A, 3 mo. USD Term SOFR + 1.32%, 5.614% (b), 7/15/2038	1,333,000	1,338,052
Mosaic Solar Loan Trust, “A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	833,753	733,402
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	91,915	88,516
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	70,481	68,931
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	192,152	190,648
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	70,481	69,303
Neuberger Berman Loan Advisers CLO 45 Ltd., “AR”, Series 2021-45A, 144A, 3 mo. USD Term SOFR + 1.06%, 5.38% (b), 10/14/2036	2,000,000	2,002,520
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	747,165
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	740,008	724,004
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	215,019	214,250
Oaktree CLO Ltd., “A1R”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.715% (b), 7/15/2038	1,333,000	1,338,975
Palmer Square CLO Ltd., “A”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.227% (b), 10/20/2038	1,000,000	1,000,276
Point Broadband Funding LLC, “A2”, Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,009,017
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (b), 7/20/2038	1,500,000	1,505,453
RR 28 Ltd., “A1R”, Series 2024-28RA, 144A, 3 mo. USD Term SOFR + 1.55%, 5.868% (b), 4/15/2037	1,000,000	1,002,410
Service Experts Issuer LLC, “A”, Series 2025-1A, 144A, 5.38%, 1/20/2037	1,347,689	1,352,327
Sesac Finance LLC, “A2”, Series 2025-1, 144A, 5.5%, 7/25/2055	700,000	697,224
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (b), 7/17/2038	714,000	716,023
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	1,250,000	1,252,966
Texas Debt Capital CLO Ltd.:
“A1R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.615% (b), 7/20/2038	1,570,000	1,577,773
“A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.865% (b), 7/20/2038	3,000,000	3,003,879
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.848% (b), 4/25/2037	1,200,000	1,203,332
Venture 50 CLO Ltd., “A1”, Series 2024-50A, 144A, 3 mo. USD Term SOFR + 1.45%, 5.775% (b), 10/20/2037	1,000,000	1,003,362
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.929% (b), 1/15/2031	10,000,000	10,002,960
VFI ABS LLC, “A”, Series 2025-1A, 144A, 4.78%, 6/24/2030	481,056	483,033
Zayo Issuer LLC, “A2”, Series 2025-2A, 144A, 5.953%, 6/20/2055	2,500,000	2,571,446
		76,202,492
Total Asset-Backed (Cost $103,485,553)		102,242,232

Commercial Mortgage-Backed Securities 3.8%
BPR Trust:
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.415% (b), 9/15/2038	506,000	504,123
“C”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 5.965% (b), 9/15/2038	340,000	339,159
BX Commercial Mortgage Trust, “B”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.496% (b), 4/15/2034	3,000,000	2,970,000

BX Trust, “D”, Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 2.01%, 6.16% (b), 10/15/2036	1,725,000	1,725,000
BXP Trust, “A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 5.048% (b), 11/15/2034	502,736	483,878
CENT Trust, “A”, Series 2025-CITY, 144A, 5.091%, 7/10/2040	2,500,000	2,528,276
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,497,412	1,458,837
Credit Suisse Mortgage Trust, “B”, Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.765% (b), 10/15/2037	2,756,000	2,666,430
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	980,607
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 1.023% (b), 8/25/2026	21,111,356	118,825
ILPT Commercial Mortgage Trust, “C”, Series 2025-LPF2, 144A, 6.023% (b), 7/13/2042	1,000,000	1,016,564
JPMCC Commercial Mortgage Securities Trust, “A3”, Series 2019-COR5, 3.123%, 6/13/2052	4,000,000	3,845,185
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	960,107
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.407% (b), 6/15/2035	4,380,267	3,746,902
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.515% (b), 1/15/2036	2,378,000	2,294,763
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	2,600,000	2,678,821
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.921% (b), 11/15/2036	500,000	498,750
U.S. Bank C&I Credit-Linked Notes, “C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 6.286% (b), 9/25/2032	750,000	750,761
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.617% (b), 6/15/2050	23,451,715	375,856
Wells Fargo Commercial Mortgage Trust, “A2”, Series 2016-C34, 2.603%, 6/15/2049	43,631	43,549
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.729% (b), 7/15/2040	1,700,000	1,728,910
Total Commercial Mortgage-Backed Securities (Cost $31,971,734)		31,715,303

Collateralized Mortgage Obligations 2.1%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	906,890	820,798
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	156,824	145,071
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	158,097	145,850
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	432,503	376,316
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,501,554	1,285,201
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,082,016	944,399
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 6.006% (b), 12/25/2041	500,000	502,265
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 7.456% (b), 3/25/2042	250,000	256,835
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	1,902,776	1,600,381
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 6.156% (b), 11/25/2041	1,200,000	1,210,128
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	542,641	468,877
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	65,041	61,397
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	901,824	792,013
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,056,209	916,707
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.522% (b), 10/25/2057	1,086,263	1,118,656

JPMorgan Mortgage Trust:
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	680,727	614,169
“A11”, Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 5.456% (b), 8/25/2052	1,583,437	1,504,451
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	72,004	69,930
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	379,807	338,167
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	307,714	274,540
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	175,230	167,311
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,421,251
Verus Securitization Trust, “A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	221,694	210,221
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.506% (b), 7/25/2059	1,277,440	1,345,841
Total Collateralized Mortgage Obligations (Cost $18,948,685)		17,590,775

Government & Agency Obligations 49.6%
Other Government Related (d) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,505,612
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,505,612
U.S. Government Sponsored Agencies 7.0%
Federal Home Loan Banks, 1 day USD SOFR + 0.105%, 4.235% (b), 3/4/2027	59,000,000	58,991,978
U.S. Treasury Obligations 42.3%
U.S. Treasury Bills:
3.715% (f), 3/19/2026 (g)	10,000,000	9,824,803
4.226% (f), 10/2/2025	5,000,000	4,999,442
4.251% (f), 10/2/2025	5,000,000	4,999,441
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.098%, 3.996% (b), 1/31/2027 (h)	152,000,000	151,815,291
3 mo. Treasury money market yield + 0.16%, 4.058% (b), 4/30/2027 (h)	55,000,000	54,969,576
3 mo. Treasury money market yield + 0.205%, 4.103% (b), 10/31/2026 (h)	33,000,000	32,997,126
U.S. Treasury Notes:
0.625%, 3/31/2027	25,000,000	23,902,344
4.125%, 9/30/2027	25,000,000	25,241,211
4.375%, 7/15/2027	20,000,000	20,250,781
4.625%, 11/15/2026	25,000,000	25,243,164
		354,243,179
Total Government & Agency Obligations (Cost $416,840,099)		415,740,769

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts
Natural Gas, Expiration Date 4/27/2026, Strike Price $4.5 (Cost $1,885,324)	700 7,000,000	1,507,800

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil, Expiration Date 10/28/2025, Strike Price $58 (Cost $2,065,000)	1,000 1,000,000	210,000

	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (i) (j) (Cost $8,338,242)	8,338,242	8,338,242

Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 4.18% (i) (Cost $55,558,733)	55,558,733	55,558,733

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $852,309,633)	101.3	849,646,710
Other Assets and Liabilities, Net	(1.3)	(11,023,633)
Net Assets	100.0	838,623,077
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 6/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (i) (j)
7,067,351	1,270,891 (k)	—	—	—	36,478	—	8,338,242	8,338,242
Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 4.18% (i)
87,199,149	274,527,750	306,168,166	—	—	743,887	—	55,558,733	55,558,733
94,266,500	275,798,641	306,168,166	—	—	780,365	—	63,896,975	63,896,975

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $8,078,584, which is 1.0% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At September 30, 2025, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
HRW: Hard Red Winter
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Copper	USD	12/15/2025	108	27,244,582	27,732,861	488,279
Silver	USD	12/29/2025	115	25,610,393	26,818,000	1,207,607
Total unrealized appreciation						1,695,886
At September 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Coffee	USD	12/18/2025	70	9,210,573	9,839,812	(629,239)
LME Copper	USD	12/15/2025	108	26,675,161	27,732,861	(1,057,700)
LME Primary Aluminum	USD	12/15/2025	127	8,418,493	8,511,826	(93,333)
Total unrealized depreciation						(1,780,272)
At September 30, 2025, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Natural Gas	700	4/27/2026	5.5	7,000,000	865,676	(719,600)	146,076
Total Call Options					865,676	(719,600)	146,076
Put Options
Brent Crude Oil	1,000	10/28/2025	50.0	1,000,000	770,000	(50,000)	720,000
Natural Gas	700	4/27/2026	3.0	7,000,000	1,744,176	(1,696,100)	48,076
Total Put Options					2,514,176	(1,746,100)	768,076

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2025, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BACXCT6X Excess Return Index/BACXCT6X	10/15/2025	Merrill Lynch International Ltd.	47,290,000	(0.27)	At Expiration	18,235
Barclays Commodity Strategy 1673/BXCS1673	10/15/2025	Barclays Bank PLC	7,960,000	(0.28)	At Expiration	(9,662)
Barclays Commodity Strategy 1721/BXCS1721	10/15/2025	Barclays Bank PLC	56,070,000	(0.40)	At Expiration	35,927
Barclays Commodity Strategy 1750/BXCS1750	10/15/2025	Barclays Bank PLC	22,150,000	—	At Expiration	(236,410)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	10/15/2025	Barclays Bank PLC	30,990,000	—	At Expiration	138,432
Bloomberg Commodity Index/BCOM	10/15/2025	Macquarie Bank Ltd.	42,443,000	(0.12)	At Expiration	(25,748)
Bloomberg Commodity Index/BCOM	10/15/2025	Royal Bank of Canada	25,466,000	(0.14)	At Expiration	(15,672)
Bloomberg Commodity Index/BCOM	10/15/2025	Merrill Lynch International Ltd.	50,932,000	(0.11)	At Expiration	(30,674)
Bloomberg Commodity Index/BCOM	10/15/2025	Societe Generale	79,943,000	(0.09)	At Expiration	(47,445)
Bloomberg Commodity Index/BCOM	10/15/2025	Goldman Sachs & Co.	79,368,000	(0.09)	At Expiration	(47,103)
Bloomberg Commodity Index/BCOM	10/15/2025	Morgan Stanley	42,443,000	(0.12)	At Expiration	(25,748)
Bloomberg Commodity Index/BCOM	10/15/2025	Barclays Bank PLC	50,932,000	(0.11)	At Expiration	(30,674)
Bloomberg Commodity Index/BCOM	10/15/2025	Canadian Imperial Bank of Commerce	33,954,000	(0.13)	At Expiration	(20,747)
Bloomberg Platinum Subindex/BCOMPL	10/15/2025	Citigroup, Inc.	8,500,000	(0.12)	At Expiration	1,130,891
BNP Paribas Commodity C100 Index/BCKTC100	10/15/2025	BNP Paribas	168,882,000	(0.239)	At Expiration	(333,806)
Citi Commodities Gold Call Ratio Index/CICXGCCR	10/15/2025	Citigroup, Inc.	32,310,000	—	At Expiration	(122,802)
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2025	Citigroup, Inc.	333,889,000	(0.182)	At Expiration	(1,616,517)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	10/15/2025	Goldman Sachs & Co.	7,378,000	(0.35)	At Expiration	(63,655)
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	10/15/2025	Goldman Sachs & Co.	35,710,000	(0.35)	At Expiration	(51,106)
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	10/15/2025	Goldman Sachs & Co.	21,646,000	(0.856)	At Expiration	(20,751)
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	10/15/2025	Goldman Sachs & Co.	25,670,000	(0.35)	At Expiration	(55,361)
JPMorgan JMAB296E Basket/JMAB296E	10/15/2025	JPMorgan Chase Securities, Inc.	346,218,000	(0.15)	At Expiration	(24,141)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
JPMorgan Neo Pairs Multifactor Index	JMABNPM2	29,100,000	8.4	15,117
JPMorgan Commodity Curve Skewness Notional- Matched Index	JMABSKNS	71,292,000	20.5	63,006
JPMorgan Liquid Commodity Curve Value Long Only Index	JMABCCVL	73,050,000	21.1	(42,796)
JPMorgan Commodity Curve Advantage Index	JMABAC6V	28,470,000	8.2	(1,694)
Bloomberg Commodity Index	BCOM	72,153,000	20.8	(49,194)
Bloomberg Commodity Index 6 Month Forward	BCOMF6	28,861,000	8.3	3,678
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	43,292,000	12.5	(12,258)
JPMorgan JMAB296E Basket/JMAB296E				(24,141)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
JPMorgan JPOSRVN1 Index/JPOSRVN1	10/15/2025	JPMorgan Chase Securities, Inc.	52,900,000	(0.25)	At Expiration	(19,767)
Macquarie Commodity Product 708E/MQCP708E	10/15/2025	Macquarie Bank Ltd.	20,000,000	(1.00)	At Expiration	(1,456)
Macquarie Vol Product 2CL2/VMAC2CL2	10/15/2025	Macquarie Bank Ltd.	8,000,000	(0.10)	At Expiration	(144,068)
Macquarie Vol Product 3GC1/VMAC3GC1	10/15/2025	Macquarie Bank Ltd.	7,670,000	(0.10)	At Expiration	(120,486)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/15/2025	Merrill Lynch International Ltd.	1,400,000	(0.35)	At Expiration	(20,635)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2025	Goldman Sachs & Co.	43,292,000	(0.35)	At Expiration	(15,986)
Morgan Stanley MSCBDF11 Index/MSCBDF11	10/15/2025	Morgan Stanley	3,000,000	(0.061)	At Expiration	(19,623)
Morgan Stanley MSCBVB20 Index/MSCBVB20	10/15/2025	Morgan Stanley	12,370,000	(0.45)	At Expiration	25,323
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/15/2025	Royal Bank of Canada	12,550,000	(0.35)	At Expiration	(17,403)
SG RBD Index/SGCORBD	10/15/2025	Societe Generale	30,370,000	(0.35)	At Expiration	(35,423)
SGI Commodity Dynamic Alpha Index/SGICCODA	10/15/2025	Societe Generale	49,610,000	(0.25)	At Expiration	54,687
SGI WTI Intraday Trend Reversal Index/SGITRWTI	10/15/2025	Societe Generale	33,010,000	(0.30)	At Expiration	(30,438)
UBS Custom Commodity Index/UBSIB163	10/15/2025	UBS AG	37,666,500	(0.212)	At Expiration	(1,631,144)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
UBS QIS Strategy	UBCSQABM	10,000,000	13.3	65,825

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	25,466,000	33.9	(6,748)
MerQube Corn Rolling Futures	MQCMZC	8,491,000	11.3	(155,830)
MerQube Silver Rolling Futures	MQCMSI	(12,913,000)	17.1	(1,109,514)
MerQube Soybean Oil Rolling Futures	MQCMBO	9,149,000	12.1	(485,317)
MerQube Aluminum Rolling Futures	MQCMLA	(4,148,000)	5.5	30,914
MerQube ULS Diesel Rolling Futures	MQCMHO	2,294,000	3.0	(96)
MerQube WTI Crude Rolling Futures	MQCMCL	(2,872,000)	3.8	29,622
UBS Custom Commodity Index/UBSIB163				(1,631,144)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	10/15/2025	UBS AG	14,000,000	(0.151)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube Soybean Oil Rolling Futures Index	MQCMBO	445,500	1.6	0
MerQube WTI Crude Rolling Futures Index	MQCMCL	222,800	0.8	0
MerQube Brent Crude Rolling Futures Index	MQCMCO	(891,000)	3.2	0
MerQube Gold Rolling Futures Index	MQCMGC	(1,113,800)	4.0	0
MerQube High Grade Copper Rolling Futures Index	MQCMHG	2,004,800	7.2	0
MerQube ULS Diesel Rolling Futures Index	MQCMHO	668,300	2.4	0
MerQube Coffee Rolling Futures Index	MQCMKC	891,000	3.2	0
MerQube HRW Wheat Rolling Futures Index	MQCMKW	(1,559,200)	5.6	0
MerQube Aluminium Rolling Futures Index	MQCMLA	222,800	0.8	0
MerQube Aluminium Rolling Futures 3 Month Forward Index	MQCMLA3	(891,000)	3.2	0
MerQube Live Cattle Rolling Futures Index	MQCMLC	726,500	2.6	0
MerQube Lean Hogs Rolling Futures Index	MQCMLH	544,900	1.9	0
MerQube Lead Rolling Futures Index	MQCMLL	(2,542,900)	9.1	0
MerQube Nickel Rolling Futures Index	MQCMLN	1,634,700	5.8	0
MerQube Natural Gas Rolling Futures Index	MQCMNG	726,500	2.6	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube Palladium Rolling Futures Index	MQCMPA	(1,089,800)	3.9	0
MerQube Platinum Rolling Futures Index	MQCMPL	2,364,900	8.4	0
MerQube Low Sulphur Gas Oil Rolling Futures Index	MQCMQS	(1,478,100)	5.3	0
MerQube Sugar No.11 Rolling Futures Index	MQCMSB	591,200	2.1	0
MerQube Silver Rolling Futures Index	MQCMSI	(591,200)	2.1	0
MerQube Soybean Meal Rolling Futures Index	MQCMSM	1,773,700	6.3	0
MerQube RBOB Gasoline Rolling Futures Index	MQCMXB	1,182,400	4.2	0
MerQube Corn Rolling Futures Index	MQCMZC	(1,478,100)	5.3	0
MerQube Soybean Rolling Futures Index	MQCMZS	(2,364,900)	8.4	0
UBS Custom Commodity Index/UBSIB165				0

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Short Positions
Bloomberg Copper Subindex/BCOMHG	10/15/2025	Goldman Sachs & Co.	8,600,000	(0.04)	At Expiration	(153,249)
Bloomberg Soybean Meal Subindex/BCOMSM	10/15/2025	Merrill Lynch International Ltd.	8,600,000	(0.07)	At Expiration	40,632

Total net unrealized depreciation	(3,543,573)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2025, the Fund held $185,409,773 in the Subsidiary, representing 21.2% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$216,742,856	$—	$216,742,856
Asset-Backed (a)	—	102,242,232	—	102,242,232
Commercial Mortgage-Backed Securities	—	31,715,303	—	31,715,303
Collateralized Mortgage Obligations	—	17,590,775	—	17,590,775
Government & Agency Obligations (a)	—	415,740,769	0	415,740,769
Call Options Purchased	1,507,800	—	—	1,507,800
Put Options Purchased	210,000	—	—	210,000
Short-Term Investments (a)	63,896,975	—	—	63,896,975
Derivatives (b)
Futures Contracts	1,695,886	—	—	1,695,886
Commodity-Linked Swap Contracts	—	1,444,127	—	1,444,127
Total	$67,310,661	$785,476,062	$0	$852,786,723

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,780,272)	$—	$—	$(1,780,272)
Written Options	(2,465,700)	—	—	(2,465,700)
Commodity-Linked Swap Contracts	—	(4,987,700)	—	(4,987,700)
Total	$(4,245,972)	$(4,987,700)	$—	$(9,233,672)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DECSF-PH1